Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2013
Intangible Assets, Net
Schedule of intangible assets, net

			Weighted
			Average
	As of December 31,		Amortization
	2012	2013	Periods
	$	$	In years
Intangible assets not subject to amortization are comprised of the following:
Trademark	759,122	782,607
Intangible assets subject to amortization are comprised of the following:
Advertising agency agreement with SINA	106,790,000	106,790,000	5.95
License agreements with SINA	80,660,000	80,660,000	5.75
Exclusive rights with Baidu	43,955,466	45,315,329	1.25
Customer relationship	11,781,636	12,100,847	5.97
Database license	8,300,000	8,300,000	4.25
Favorable lease term	7,692,972	9,541,891	17.24
Computer software licenses	5,447,113	5,708,188	1.62
Non-compete agreements	3,374,566	3,420,712	0.92
Customer contracts	772,092	1,057,842	5.94
Domain name	96,518	214,611	5.53

	268,870,363	273,109,420	6.13
Less: Accumulated amortization
Advertising agency agreement	(34,026,224)	(44,495,832)
License agreements with SINA	(26,214,500)	(34,280,500)
Exclusive rights with Baidu	(20,632,977)	(34,693,471)
Customer relationship	(4,359,757)	(6,464,705)
Database license	(3,173,531)	(4,150,001)
Favorable lease term	(455,271)	(637,435)
Computer software licenses	(2,804,503)	(3,963,457)
Non-compete agreements	(2,144,778)	(3,097,470)
Customer contracts	(761,504)	(832,950)
Domain name	(15,073)	(44,456)

Intangible assets subject to amortization, net	174,282,245	140,449,143

Total intangible assets, net	175,041,367	141,231,750